SIGNIFICANT ACCOUNTING POLICIES - Accounting and Consolidation of Variable Interest Entities (VIEs) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Variable Interest Entity [Line Items]
Assets	$ 227,416	$ 270,956
Investments	85,034	96,680
Consolidated Limited Partnerships
Variable Interest Entity [Line Items]
Assets	410	169
Non-consolidated Vairable Interest Entities
Variable Interest Entity [Line Items]
Assets	282,300	245,700
Investments	2,300	2,100
Variable interest, maximum loss exposure	2,300	2,100
Unfunded commitments	$ 1,300	$ 1,200